RELATED PARTY TRANSACTIONS - Disclosure of detailed information about management and board compensation (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Related party transactions [abstract]
Salaries, bonus and consulting fees	$ 7,155	$ 4,737
Share-based compensation	4,620	3,525
Total key management compensation	$ 11,775	$ 8,262